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                            JPMORGAN SPECIALTY FUNDS
                    JPMORGAN H&Q IPO & EMERGING COMPANY FUND
                              CLASS A AND CLASS B
                      SUPPLEMENT DATED SEPTEMBER 24, 2001
                   TO THE PROSPECTUS DATED SEPTEMBER 7, 2001

EFFECTIVE SEPTEMBER 24, 2001 THE FUND WILL BE CLOSED TO NEW INVESTORS.

                                                                 SUP-SPECABC-901